SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Detail Narrative) - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Mar. 31, 2025	Mar. 31, 2024	Dec. 31, 2022
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Research and development tax credits	$ 1,349,000	$ 1,206,000
Federally insured limit amount	250,000		$ 250,000
Cash and cash equivalents	2,338,000	2,815,000	746,000	$ 1,195,000	$ 6,888,000
Marketable securities outstanding balance	0	$ 7,611,000	0
Amount in excess of FDIC insurance amount	$ 1,838		$ 450,000